UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-6447
                      (Investment Company Act File Number)


                    Federated Fixed Income Securities, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06








ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED LIMITED TERM MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                  MUNICIPAL BONDS-96.5%
                  ARIZONA-1.4%
  $ 1,000,000 1,2 Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds, 4.45% TOBs (Waste Management, Inc.),             $  1,001,480
                  Mandatory Tender 3/1/2008
                  ARKANSAS--2.6%
      415,000     Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017         419,557
    1,530,000     Pulaski County, AR, Hospital Refunding Revenue Bonds (Series 2002B), 4.50% (Arkansas Children's          1,536,931
                  Hospital), 3/1/2007
                      TOTAL                                                                                                1,956,488
                  CALIFORNIA--1.4%
    1,000,000     California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25%                 1,007,520
                  (California-Nevada Methodist Homes)/(California Mortgage INS GTD), 7/1/2011
       10,000     Delta Counties, CA Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998A), 4.85% (MBIA           10,075
                  Insurance Corp. INS), 12/1/2008
                      TOTAL                                                                                                1,017,595
                  COLORADO--10.7%
      730,000     Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                740,337
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
      100,000     Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                101,416
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
    1,000,000     Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs           986,340
                  (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009
    1,300,000     Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement            1,344,811
                  Communities, Inc.), 12/1/2011
    2,000,000     Countrydale, CO Metropolitan District, LT GO Refunding Bonds, 3.50% TOBs (Compass Bank, Birmingham       1,990,300
                  LOC), Mandatory Tender 12/1/2007
      710,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital            739,749
                  Assurance Inc. INS), 12/1/2009
      700,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital            736,624
                  Assurance Inc. INS), 12/1/2010
      705,000     Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (XL Capital            748,435
                  Assurance Inc. INS), 12/1/2011
      140,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2006          140,395
      200,000     Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 5.25%, 12/1/2007          202,584
      195,000     High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank,                 197,761
                  Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015
                      TOTAL                                                                                                7,928,752
                  CONNECTICUT--2.3%
    1,750,000     Connecticut Development Authority, PCRBs, 3.35% TOBs (Connecticut Light & Power Co.)/(AMBAC INS),        1,726,742
                  Mandatory Tender 10/1/2008
                  FLORIDA--6.1%
    1,355,000   1 Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009                            1,335,285
    1,000,000     Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012                                                     1,044,690
    1,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        1,047,840
                  Assurance Inc. INS), 7/1/2010
    1,000,000     Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (XL Capital        1,058,370
                  Assurance Inc. INS), 7/1/2011
                      TOTAL                                                                                                4,486,185
                  GEORGIA--3.2%
      935,000     Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical              961,283
                  Center, Inc.), 12/1/2010
    1,425,000     Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(LaSalle        1,429,318
                  Bank, N.A. LOC), Mandatory Tender 6/1/2011
                      TOTAL                                                                                                2,390,601
                  IDAHO--0.1%
       75,000     Idaho Housing Agency, SFM Bonds, (Series B-2), 4.65%, 7/1/2028                                              75,314
                  ILLINOIS--1.8%
        5,000     Chicago, IL, COL SFM Revenue Bonds (Series 1997B), 5.10% (GNMA Home Mortgage Program COL),                   5,011
                  9/1/2007
       60,000     Illinois Development Finance Authority IDB, Mortgage Revenue Refunding Bonds, (Series 1997A),               60,408
                  5.20% (MBIA Insurance Corp. INS)/(FHA LOC), 7/1/2008
      760,000     Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside               786,357
                  Village), 2/1/2011
      500,000     Will County, IL, Debt Certificates (Series 2006), 4.50% (Joliet School District No. 86), 12/1/2010         500,540
                      TOTAL                                                                                                1,352,316
                  INDIANA--2.5%
      815,000     Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00%              837,339
                  (Baptist Homes of Indiana), 11/15/2009
    1,000,000     Lawrenceburg, IN PCR Board, PCRBs (Series F), 2.625% TOBs (Indiana Michigan Power Co.), Mandatory          998,540
                  Tender 10/1/2006
                      TOTAL                                                                                                1,835,879
                  IOWA--1.4%
    1,000,000     Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A),            1,032,850
                  5.25% (Care Initiatives), 7/1/2011
                  KANSAS--2.6%
    1,000,000     Burlington, KS, Refunding Revenue Bonds (Series 1998B), 4.75% TOBs (Kansas City Power and Light          1,006,320
                  Co.), Mandatory Tender 10/1/2007
       10,000     Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Mortgage-Backed Securities Program, (Series             10,075
                  1998 A-1), 5.00% (GNMA Home Mortgage Program COL), 6/1/2013
      900,000     Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009                                    901,467
                      TOTAL                                                                                                1,917,862
                  LOUISIANA--1.4%
    1,000,000     Calcasieu Parish, LA, IDB, PCR Refunding Bonds, (Series 2001), 4.80% (Occidental Petroleum Corp.),       1,001,310
                  12/1/2006
                  MICHIGAN--5.9%
    1,000,000     Michigan State Strategic Fund, Revenue Bonds, 3.75% TOBs (Waste Management, Inc.), Mandatory               996,060
                  Tender 8/1/2007
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2008                                    1,029,930
    1,000,000     Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010                                    1,053,790
    1,285,000     Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75%           1,311,715
                  (Covenant Medical Center, Inc.), 7/1/2009
                      TOTAL                                                                                                4,391,495
                  MINNESOTA--2.5%
    1,530,000     Minneapolis, MN Health Care System, Revenue Bonds (Series 2002A), 5.00% (Allina Health System,           1,550,089
                  MN), 11/15/2007
      300,000     St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00%             307,581
                  (Gillette Children's Specialty Healthcare), 2/1/2009
                      TOTAL                                                                                                1,857,670
                  MISSOURI--1.3%
      960,000     Cape Girardeau County, MO IDA, Health Care Facilities Revenue Bonds, (Series A), 5.00% (St.                968,525
                  Francis Medical Center, MO), 6/1/2007
                  NEW HAMPSHIRE--2.6%
    2,000,000     New Hampshire Business Finance Authority, Refunding PCRBs, 3.50% TOBs (United Illuminating Co.),         1,954,180
                  Mandatory Tender 2/1/2009
                  NEW JERSEY--4.5%
      850,000     Bayonne, NJ Redevelopment Agency, Project Notes (Series 2005A), 5.00%, 4/13/2007                           852,873
      700,000     Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006                                                        700,301
      500,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                        500,270
      600,000     Bayonne, NJ, 5.00% BANs, 10/27/2006                                                                        600,276
      705,000     New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward                      695,729
                  Homestead)/(Original Issue Yield: 4.10%), 11/1/2009
                      TOTAL                                                                                                3,349,449
                  NEW MEXICO--1.4%
    1,000,000     Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC          1,000,460
                  INS), Mandatory Tender 8/1/2012
                  NEW YORK--6.3%
    1,110,000     Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009                                 1,106,426
    1,000,000     New York City, NY, UT GO Bonds (Series 2001F), 5.00%, 8/1/2007                                           1,012,730
    1,000,000     New York City, NY, UT GO Bonds (Series E), 5.00%, 8/1/2007                                               1,012,730
    1,000,000     New York City, NY, UT GO Bonds, (Series F), 5.00%, 8/1/2008                                              1,025,260
      465,000     TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 4.75% (Original Issue               472,300
                  Yield: 4.83%), 6/1/2022
                      TOTAL                                                                                                4,629,446
                  NORTH CAROLINA--3.4%
      315,000     North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds                327,657
                  (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011
    1,000,000     North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012                                         1,071,830
    1,000,000     North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014                                        1,087,760
                      TOTAL                                                                                                2,487,247
                  OHIO--2.0%
      960,000     Mahoning County, OH Hospital Facilities, Adjustable Rate Demand Health Care Facilities Revenue             950,458
                  Refunding Bonds (Series 2002), 3.71% TOBs (Copeland Oaks Project)/(Sky Bank LOC), Mandatory Tender
                  4/1/2008
      565,000     Ohio State Air Quality Development Authority, PCRBs, 4.25% TOBs (Pennsylvania Power Co.), Optional         564,610
                  Tender 1/2/2007
                      TOTAL                                                                                                1,515,068
                  OKLAHOMA--2.2%
    1,500,000     Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012         1,604,250
                  OREGON--1.0%
      750,000     Port of Portland, OR, 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional          750,427
                  Tender 12/1/2006
                  PENNSYLVANIA--4.2%
      840,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A),              827,400
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
      215,000     Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B),              211,775
                  3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009
    1,075,000     Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan            1,072,280
                  Hospital), 11/15/2008
        5,000     Pennsylvania EDFA, Resource Recovery Refunding Revenue Bonds (Series B), 6.75% (Northampton                  5,050
                  Generating)/(Escrowed In Treasuries COL), 1/1/2007
    1,005,000     Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75%            1,029,964
                  (UPMC Health System), 1/15/2008
                      TOTAL                                                                                                3,146,469
                  RHODE ISLAND--0.7%
      510,000     Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series         517,186
                  2002), 5.50% (Lifespan Obligated Group), 8/15/2007
                  SOUTH CAROLINA--1.3%
    1,000,000     Richland County, SC, Environmental Improvement Revenue Refunding Bonds (Series 2002A), 4.25%               999,920
                  (International Paper Co.), 10/1/2007
                  TENNESSEE--1.3%
    1,000,000     Carter County, TN IDB, (Series 1983), 4.15% (Temple-Inland, Inc.), 10/1/2007                               999,080
                  TEXAS--6.9%
    1,000,000     Gulf Coast, TX Waste Disposal Authority, Environmental Facilities Refunding Revenue Bonds, 4.20%         1,000,100
                  (Occidental Petroleum Corp.), 11/1/2006
      500,000     Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55%          503,415
                  (Waste Management, Inc.), 4/1/2012
    1,000,000     Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas           1,065,260
                  State), 4/1/2012
    1,500,000     Texas Water Development Board, State Revolving Fund Revenue Bonds, (Series B), 5.50%, 7/15/2007          1,524,810
    1,000,000     Trinity River Authority, TX, PCR Refunding Bonds (Series 2001 A), 5.00% TOBs (TXU Energy Co. LLC),       1,001,160
                  Mandatory Tender 11/1/2006
                      TOTAL                                                                                                5,094,745
                  VIRGINIA--4.2%
    1,000,000     Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia Electric & Power Co.), 12/1/2007                     1,002,530
    1,000,000     Hopewell, VA, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/15/2009                            1,011,010
    1,000,000     Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012                                    1,073,260
                      TOTAL                                                                                                3,086,800
                  WASHINGTON--2.0%
    1,400,000     Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2009         1,451,520
                  WYOMING--5.3%
    1,500,000     Albany County, WY, PCRBs (Series 1985), 4.65% TOBs (Union Pacific Railroad Co.)/(Union Pacific           1,499,580
                  Corp. GTD), Optional Tender 12/1/2006
    2,500,000     Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender         2,430,475
                  6/1/2010
                      TOTAL                                                                                                3,930,055
                      TOTAL MUNICIPAL BONDS (IDENTIFIED COST $71,499,612)                                                 71,457,366
                  SHORT-TERM MUNICIPALS --2.7%3
                  ALASKA--1.9%
    1,400,000     Valdez, AK Marine Terminal, (Series 2001) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD),         1,400,000
                  3.600%, 9/1/2006
                  CALIFORNIA--0.7%
      500,000     California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.),                500,000
                  3.800%, 9/7/2006
                  PENNSYLVANIA--0.1%
      100,000     Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-D) Daily VRDNs            100,000
                  (Children's Hospital of Philadelphia)/(MBIA Insurance Corp. INS)/(WestLB AG (GTD) LIQ), 3.600%,
                  9/1/2006
                      TOTAL SHORT-TERM MUNICIPALS (AT COST)                                                                2,000,000
                      TOTAL INVESTMENTS - 99.2%                                                                           73,457,366
                      (IDENTIFIED COST $73,499,612 )4
                      OTHER ASSETS AND LIABILITIES - NET - 0.8%                                                              615,970
                      TOTAL NET ASSETS - NET - 100%                                                                     $ 74,073,336

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.9% of the portfolio as calculated based upon total market value.

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $2,336,765 which represented 3.2% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the "Directors"). At August 31, 2006, these liquid restricted securities amounted to $1,001,480 which represented 1.4% of total net assets.

3    Current rate and next reset date shown for Variable Rate Demand Notes.

4 At August 31, 2006, the cost of investments for federal tax purposes was $73,499,568. The net unrealized depreciation of investments for federal tax purposes was $42,202. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $236,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $279,140.


Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

RESTRICTED SECURITIES

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2006 is as follows:

SECURITY                                  ACQUISITION DATE      ACQUISITION COST
Florida State Department of Corrections,
Custodial Receipts, 3.00%, 9/10/2009      2/27/2004             $1,355,000


The following acronyms are used throughout this portfolio:

 AMBAC --American Municipal Bond Assurance Corporation
 BANs  --Bond Anticipation Notes
 COL   --Collateralized
 EDA   --Economic Development Authority
 EDFA  --Economic Development Financing Authority
 FGIC  --Financial Guaranty Insurance Company
 FHA   --Federal Housing Administration
 FSA   --Financial Security Assurance
 GNMA  --Government National Mortgage Association
 GO    --General Obligation
 GTD   --Guaranteed
 IDA   --Industrial Development Authority
 IDB   --Industrial Development Bond
 INS   --Insured
 LIQ   --Liquidity Agreement
 LOC   --Letter of Credit
 LT    --Limited Tax
 PCFA  --Pollution Control Finance Authority
 PCR   --Pollution Control Revenue
 PCRBs --Pollution Control Revenue Bonds
 SFM   --Single Family Mortgage
 TANs  --Tax Anticipation Notes
 TOBs  --Tender Option Bonds
 UT    --Unlimited Tax
 VRDNs --Variable Rate Demand Notes






FEDERATED STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

  PRINCIPAL                VALUE IN
  AMOUNT OR SHARES     U.S. DOLLARS

                      U.S. CORPORATE BONDS-3.7%
                      BASIC INDUSTRY - CHEMICALS--0.2%
  $     1,450,000 1,2 Fertinitro Finance, Company Guarantee, 8.290%, 4/1/2020                                        $     1,189,006
        1,250,000 1,2 Reliance Industries Ltd., Bond, 8.250%, 1/15/2027                                                    1,256,250
                         TOTAL                                                                                             2,445,256
                      BASIC INDUSTRY - METALS & MINING--0.3%
        3,000,000     Placer Dome, Inc., Bond, 8.500%, 12/31/2045                                                          3,033,720
                      BASIC INDUSTRY - PAPER--0.5%
        4,360,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                           4,741,792
          250,000     Pope & Talbot, Inc., 8.375%, 6/1/2013                                                                  201,250
          450,000     Westvaco Corp., Sr. Deb., 7.500%, 6/15/2027                                                            464,092
                         TOTAL                                                                                             5,407,134
                      CAPITAL GOODS - DIVERSIFIED MANUFACTURING--0.2%
        2,020,000 1,2 Tyco International Group, 4.436%, 6/15/2007                                                          2,005,739
                      CAPITAL GOODS - ENVIRONMENTAL--0.3%
        2,700,000     Waste Management, Inc., Deb., 8.750%, 5/1/2018                                                       2,826,728
                      COMMUNICATIONS - MEDIA NONCABLE--0.5%
        2,535,000     British Sky Broadcasting Group PLC, 8.200%, 7/15/2009                                                2,717,647
        1,187,000     British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                                          1,227,247
        1,000,000     News America Holdings, Note, 8.150%, 10/17/2036                                                      1,150,687
                         TOTAL                                                                                             5,095,581
                      CONSUMER CYCLICAL - AUTOMOTIVE--0.2%
        1,000,000     General Motors Acceptance, 8.000%, 11/1/2031                                                         1,013,434
          775,000     General Motors Corp., Note, 9.450%, 11/1/2011                                                          720,750
                         TOTAL                                                                                             1,734,184
                      ENERGY - INTEGRATED--0.1%
        1,500,000     Husky Oil Ltd., Company Guarantee, 8.900%, 8/15/2028                                                 1,594,013
                      FINANCIAL INSTITUTION - BANKING--0.9%
        4,000,000     First Union Institutional, Bond, 8.040%, 12/1/2026                                                   4,183,260
        2,000,000     PNC Financial Services G, Company Guarantee, 8.625%, 12/31/2026                                      2,104,292
        2,150,000 1,2 Regional Diversified Funding, 9.250%, 3/15/2030                                                      2,418,638
        1,000,000 1,2 Swedbank, Sub., 7.500%, 11/29/2049                                                                   1,002,908
                         TOTAL                                                                                             9,709,098
                      FINANCIAL INSTITUTION - FINANCE NONCAPTIVE--0.1%
          500,000     Susa Partnership LP, 8.200%, 6/1/2017                                                                  592,467
                      FINANCIAL INSTITUTION - INSURANCE - LIFE--0.3%
          750,000     Delphi Funding, 9.310%, 3/25/2027                                                                      787,615
        2,000,000 1,2 Life Re Capital Trust I, Company Guarantee, 8.720%, 6/15/2027                                        2,093,021
          500,000 1,2 Union Central Life Ins Co, Note, 8.200%, 11/1/2026                                                     545,430
                         TOTAL                                                                                             3,426,066
                      FINANCIAL INSTITUTION - INSURANCE - P&C--0.1%
          500,000 1,2 USF&G Capitol, 8.312%, 7/1/2046                                                                        576,225
          500,000     USF&G Corp., Company Guarantee, 8.470%, 1/10/2027                                                      525,236
                         TOTAL                                                                                             1,101,461
                         TOTAL U.S. CORPORATE BONDS                                                                       38,971,447
                         (IDENTIFIED COST $39,431,699)
                      INTERNATIONAL BONDS-5.0%
                      AUSTRALIAN DOLLAR-0.4%
                      STATE/PROVINCIAL--0.4%
        3,900,000     New South Wales, State of, Local Gov't. Guarantee, Series 08RG, 8.000%, 3/1/2008                     3,058,269
          700,000     West Australia Treasury Corp., Local Gov't. Guarantee, Series 07, 8.000%, 10/15/2007                   544,898
                         TOTAL AUSTRALIAN DOLLAR                                                                           3,603,167

                      JAPANESE YEN-3.3%
                      BANKING--2.6%
      450,000,000     Bayerische Landesbank, Sr. Unsub., Series EMTN, 1.000%, 9/20/2010                                    3,835,704
      400,000,000     Bank Nederlandse Gemeenten, Sr. Unsub., 0.800%, 9/22/2008                                            3,422,463
      344,000,000     Cie Financement Foncier, 0.400%, Series EMTN, 9/22/2006                                              2,930,442
      500,000,000     KFW International Finance, 1.750%, 3/23/2010                                                         4,394,778
      190,000,000     KFW International Finance, Series EMTN, 2.050%, 9/21/2009                                            1,680,940
      630,000,000     OEK Oest. Kontrollbank, Gilt, 1.800%, 3/22/2010                                                      5,544,934
      600,000,000     Pfandbrief Ost Land Hypo, Sr. Unsub., Series EMTN, 1.600%, 2/15/2011                                 5,217,258
                         TOTAL                                                                                            27,026,519
                      FINANCIAL INTERMEDIARIES--0.3%
      400,000,000     Eksportfinans, Bond, 1.800%, 6/21/2010                                                               3,516,674
                      SUPRANATIONAL--0.4%
      500,000,000     Inter-American Development Bank, 1.900%, 7/8/2009                                                    4,400,528
                         TOTAL JAPANESE YEN                                                                               34,943,721

                      U.S. DOLLAR-1.3%
                      CABLE & WIRELESS TELEVISION--0.8%
        8,000,000   3 Satelites Mexicanos SA, Sr. Note, 10.125%, 12/31/2006                                                7,840,000
                      CONTAINER & GLASS PRODUCTS--0.2%
        2,500,000 1,2 Vitro SA, Note, Series 144A, 11.750%, 11/1/2013                                                      2,537,500
                      OIL & GAS--0.3%
        3,600,000     Bluewater Finance Ltd., Company Guarantee, 10.250%, 2/15/2012                                        3,631,500
                         TOTAL U.S. DOLLAR                                                                                14,009,000
                         TOTAL INTERNATIONAL BONDS                                                                        52,555,888
                         (IDENTIFIED COST $53,436,967)
                      GOVERNMENTS/AGENCIES-7.2%
                      AUSTRALIAN DOLLAR-0.1%
                      STATE/PROVINCIAL--0.1%
          550,000     Victoria, State of, Local Government Guarantee, 10.250%, 11/15/2006                                    423,248
                      BRISTISH POUND-1.0%
                      SOVEREIGN-1.0%
        3,250,000     United Kingdom, Government of, Bond, 5.750%, 12/7/2009                                               6,365,271
        2,250,000     United Kingdom, Government of, Bond, 5.000%, 3/7/2008                                                4,293,026
                         TOTAL BRISTISH POUND                                                                             10,658,297

                      EURO-4.0%
                      SOVEREIGN-4.0%
        2,250,000     Austria, Government of, Bond, Series 975, 5.625%, 7/15/2007                                          2,931,106
        3,000,000     Finland, Government of, Note, 3.000%, 7/4/2008                                                       3,809,922
        3,000,000     France, Government of, 4.000%, 4/25/2013                                                             3,918,012
        3,800,000     France, Government of, Bond, 4.250%, 4/25/2019                                                       5,059,549
        4,300,000     Germany, Government of, 4.750%, 7/4/2028                                                             6,086,721
        5,500,000     Germany, Government of, 5.250%, 1/4/2008                                                             7,198,643
        4,700,000     Germany, Government of, Bond, Series 0301, 4.750%, 7/4/2034                                          6,734,939
        4,845,000     Germany, Government of, Series 0303, 4.250%, 1/4/2014                                                6,427,524
                         TOTAL EURO                                                                                       42,166,416

                      JAPANESE YEN-1.4%
                      AGENCY-0.8%
    1,000,000,000     Federal National Mortgage Association, 1.750%, 3/26/2008                                             8,683,504
                      SOVEREIGN-0.6%
      400,000,000     Italy, Government of, Bond, 1.800%, 2/23/2010                                                        3,504,579
      306,000,000     Italy, Series INTL, 0.650%, 3/20/2009                                                                2,600,589
                         TOTAL                                                                                             6,105,168
                         TOTAL JAPANESE YEN                                                                               14,788,672

                      SWEDISH KRONA-0.3%
                      SOVEREIGN-0.3%
       17,300,000     Sweden, Kingdom of, Deb., Series 1040, 6.500%, 5/5/2008                                              2,510,228
                      U.S. DOLLAR--0.4%
                      BANKING--0.4%
      512,000,000     European Investment Bank, Note, Series EMTN, 3.000%, 9/20/2006                                       4,367,886
                         TOTAL GOVERNMENTS/AGENCIES                                                                       74,914,747
                         (IDENTIFIED COST $76,417,303)
                      ASSET-BACKED SECURITIES--0.0%
                      HOME EQUITY LOAN--0.0%
          201,543 1,2 125 Home Loan Owner Trust 1998-1A B1, 9.260%, 2/15/2029                                                201,543
           88,680     New Century Home Equity Loan Trust 1997-NC5 M2, 7.240%, 10/25/2028                                      88,337
                         TOTAL ASSET-BACKED SECURITIES                                                                       289,880
                         (IDENTIFIED COST $289,577)
                      COLLATERALIZED MORTGAGE OBLIGATIONS--0.0%
                      NON-AGENCY MORTGAGE--0.0%
           19,358 1,2 SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1/28/2027                                            15,293
                      (IDENTIFIED COST $31,311)
                      COMMON STOCKS--0.0%
                      FINANCE--0.0%
            2,013     Arcadia Financial Ltd. - Warrants 3/15/2007                                                                  0
                      SOVEREIGN--0.0%
              250   4 Nigeria, Government of, Warrants 11/15/2020                                                                  0
                         TOTAL COMMON STOCKS                                                                                       0
                         (IDENTIFIED COST $0)
                      MORTGAGE-BACKED SECURITIES--0.0%
                      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.0%
  $        78,800     Government National Mortgage Association Pool 780360, 11.000%, 30 Year, 9/15/2015                       83,900
                      (IDENTIFIED COST $88,552)
                      MUNICIPAL BOND--0.0%
                      MUNICIPAL SERVICES--0.0%
          250,000     McKeesport, PA, Taxable GO, Series B 1997, 7.300%, (MBIA Insurance Corp. INS), 3/1/2020                257,458
                      (IDENTIFIED COST $249,413)
                      MUTUAL FUNDS-82.0%5
       12,202,444     Emerging Markets Fixed Income Core Fund                                                            242,510,782
       25,188,350     Federated Mortgage Core Portfolio                                                                  247,601,481
       55,041,606     High Yield Bond Portfolio                                                                          367,677,927
                         TOTAL MUTUAL FUNDS                                                                              857,790,190
                         (IDENTIFIED COST $978,906,707)
                      PREFERRED STOCKS--0.3%
                      FINANCIAL INSTITUTION - BROKERAGE--0.2%
           40,000     Lehman Brothers Holdings, Pfd. 5.670%, $2.84, Annual Dividend                                        1,938,000
                      FINANCIAL INSTITUTION - REITS--0.1%
            9,900     Prologis Trust, REIT Perpetual Pfd. Stock, Series C, $4.27, Annual Dividend                            554,400
                         TOTAL PREFERRED STOCKS                                                                            2,492,400
                         (IDENTIFIED COST $2,146,408)
                      REPURCHASE AGREEMENT--0.0%
  $       215,000     Interest in $3,000,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which              215,000
                      Bank of America N.A., will repurchase U.S. Government Agency securities with various maturities to 5/1/2035 for $3,000,440,833 on 9/1/2006.  The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                         TOTAL INVESTMENTS-98.2%                                                                       1,027,586,203
                         (IDENTIFIED COST $1,151,212,937)6
                         OTHER ASSETS AND LIABILITIES - NET -1.8%                                                         18,681,462
                         TOTAL NET ASSETS -100%                                                                      $ 1,046,267,665


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $13,841,553, which represented 1.3% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2006, these liquid restricted securities amounted to $13,841,553, which represented 1.3% of total net assets.

3    Issuer has defaulted on final principal payment.

4    Non-income producing security.

5    Affiliated companies.

6 At August 31, 2006, the cost of investments for federal tax purposes was $1,154,093,344. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $126,507,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,184,985 and net unrealized depreciation from investments for those securities having an excess of cost over value of $145,692,126.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2006.

INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flow to be generated by the security. For other fixed-income securities, prices furnished by and independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940 (the "Act"), available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a series of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of the portfolio. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.






The following acronyms are used throughout this portfolio:

 GO   --General Obligation
 INS  --Insured
 REIT --Real Estate Investment Trust









ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED FIXED INCOME SECURITIES, INC.

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006







                                      -1-